Nature of Operations (Schedule of Details of Impairment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment [Line Items]
Total	$ 265	$ 440
Reorganization and impairment	60	(3,466)	3,031
Cost of Revenues	47,294	51,003	47,482
Inventory write-off [Member]
Impairment [Line Items]
Cost of Revenues	205	3,052
Impairment charge [Member]
Impairment [Line Items]
Reorganization and impairment		1,656
Revaluation of Liabilities [Member]
Impairment [Line Items]
Reorganization and impairment	(106)	(5,122)
Other (mainly open orders to suppliers and disposal of fixed asset)
Impairment [Line Items]
Reorganization and impairment	$ 166	$ 854